Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents (note 6)	$ 30,580,029	$ 34,931,778
Accounts receivable	100,366	142,745
Other receivables	261,255	137,127
Prepaid expenses	726,509	941,442
Total current assets	31,668,159	36,153,092
Non-current assets
Property and equipment (note 7)	195,592	337,058
Intangible assets (note 8)		210,358
Total assets	31,863,751	36,700,508
Current liabilities
Accounts payable and accrued liabilities (note 17)	6,976,736	8,041,485
Current portion of lease liability (note 9)	33,009	15,808
Derivative liability (note 10)		238,176
Total current liabilities	7,009,745	8,295,469
Non-current liabilities
Lease liability (note 9)	125,523	158,532
Total liabilities	7,135,268	8,454,001
Equity
Share capital (note 11)	179,335,421	148,519,136
Warrants (note 13)		3,517,867
Contributed surplus	24,647,163	18,786,306
Deficit	(179,254,101)	(142,576,802)
Total equity	24,728,483	28,246,507
Total equity and liabilities	$ 31,863,751	$ 36,700,508